DERIVATIVES AND HEDGING ACTIVITIES (Schedule of Net (Gains) Losses Reclassified) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Total realized loss	$ (102)	$ (38)
Option contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total realized loss	(16)	(20)
Forward contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total realized loss	$ (86)	$ (18)